                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]


         Pre-Effective Amendment No.  _________        [_]

         Post-Effective Amendment No. 29               [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]

Amendment No. 30                                       [X]

                       (Check Appropriate Box or Boxes)

                            New England Zenith Fund
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

501 Boylston Street, Boston, Massachusetts                          02116
---------------------------------------------                  ----------------
 (Address of Principal Executive Offices)                         (Zip Code)

                                 (617)578-1388
--------------------------------------------------------------------------------
             (Registrant's Telephone Number, Including Area Code)

                                Thomas M. Lenz
                    New England Investment Management, Inc.
                              501 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:
                                  John M. Loder
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):
[ ] Immediately upon filing pursuant to paragraph (b)

[ ] On (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[_] On (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 29 (the "Amendment") to the registration statement on Form N-1A of New England Zenith Fund (the "Registrant") is filed only with respect to a new prospectus of the Fund. Therefore, pursuant to section (d) of Rule 485 under the Securities Act of 1933 (the "1933 Act"), the Amendment does not affect the effectiveness of Post-Effective Amendment No. 28 ("Amendment No. 28") of the Registrant or of any prospectus or statement of additional information of the Registrant included in Amendment No. 28 or filed pursuant to Rule 497 under the 1933 Act.

                            NEW ENGLAND ZENITH FUND

                           DAVIS VENTURE VALUE SERIES
                      HARRIS OAKMARK MID CAP VALUE SERIES

                                 CLASS B SHARES

                         PROSPECTUS FEBRUARY [  ], 2001


                               TABLE OF CONTENTS

Section I--Overview of New England Zenith Fund..............................   2
Section II--Summary Information about each Series ..........................   4
Section III--Additional Information about each Series ......................   8
Section IV--Other Information about the Fund................................  15
Financial Highlights........................................................  17

                                                                     ADDITIONAL
       SERIES                                                SUMMARY INFORMATION
       ------                                                ------- -----------
Davis Venture Value Series..................................     4         9
Harris Oakmark Mid Cap Value Series.........................     6        11

                               ----------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                SECTION I--OVERVIEW OF NEW ENGLAND ZENITH FUND


ORGANIZATION

The Fund is a mutual fund consisting of multiple investment portfolios (the "Series"). The Class B shares of two of these Series are offered through this prospectus. New England Investment Management, Inc. ("NEIM") is the investment adviser to all the Series offered through this prospectus. NEIM has contracted with subadvisers to make the day-to-day investment decisions for all Series. NEIM is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees of the Fund relating to hiring and replacing subadvisers.

Davis Venture Value Series is a "diversified" fund. Harris Oakmark Mid Cap Value Series is a "non-diversified" fund. As a "non-diversified" fund, the Harris Oakmark Mid Cap Value Series may hold fewer securities than the other Series. If the stocks held by the Harris Oakmark Mid Cap Value Series perform poorly, the Series could incur greater losses than if it had invested in a greater number of stocks.

INVESTORS

Fund shares are offered only to SEPARATE ACCOUNTS established by New England Life Insurance Company ("New England Financial"), Metropolitan Life Insurance Company ("Metropolitan Life"), General American Life Insurance Company ("General American"), Security First Life Insurance Company ("SFG Group") or other insurance companies affiliated with any of these insurance companies (the "Separate Accounts"). The Fund serves as the investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies. The general public may not directly purchase Fund shares. The performance information in this Prospectus does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

TYPES OF INVESTMENTS

Each Series invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income.

 Equity Securities

Equity securities include common stocks, preferred stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation, which may be referred to as the "issuer" of the stock. Stocks often pay a DIVIDEND.

Investment advisers often characterize stocks as "growth stocks" or "value stocks." Generally, an investment adviser considers a stock to be a growth stock if it expects the company's earnings to grow more rapidly than earnings of other companies. An investment adviser using a "growth" style of investing will be more likely than

A SEPARATE ACCOUNT is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

A DIVIDEND is a payment made by a company to a shareholder that typically is based on the company's performance. A dividend may be paid as cash or additional securities.

The MATURITY DATE is the date on which a fixed-income security "matures." This is the date on which the borrower must pay back the borrowed amount, the principal.

an adviser using a "value" style to buy a stock which is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as it would have otherwise, if the market does not agree with the subadviser's view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance, or "total return," of the Series which invest in stocks and other equity securities will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Each type of stock, such as stocks in different market capitalization categories, including "small cap," "mid cap," and "large cap," and in different investment style categories, such as value or growth, tend to go through cycles of doing better or worse than the stock market in general. These periods in the past have lasted for as long as several years.

 Fixed-income Securities

Fixed-income securities, including bonds, notes, and U.S. and other government securities, represent an obligation of a company or other issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the MATURITY DATE, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The value of fixed-income securities (and of the shares of a Series invested in fixed-income securities) will generally rise when interest rates fall and drop when interest rates increase. A bond with a longer remaining maturity or duration will tend to lose or gain more value in response to interest rate changes than a shorter-term bond. While presenting more risk of loss, longer-term bonds tend to pay higher rates of interest or "yields." Falling interest rates will cause the yield of a portfolio of bonds to decrease over time.

                                  SECTION II--
                     SUMMARY INFORMATION ABOUT EACH SERIES

                           DAVIS VENTURE VALUE SERIES

INVESTMENT OBJECTIVE

The investment objective of the Davis Venture Value Series ("Venture Value") is growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Davis Selected Advisers, L.P. ("Davis Selected") invests Venture Value's assets primarily in U.S. common stocks of companies that have a market capitalization of at least $5 billion and that it believes are of high quality and are selling at attractive prices. Davis Selected generally selects stocks with the intention of holding them for the long term. Davis Selected believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained.

PRINCIPAL INVESTMENT RISKS

Investing in Venture Value involves risks. Venture Value may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Venture Value include:

  .  A general decline in the U.S. stock market.

  . Poor performance of individual stocks held by Venture Value or of value stocks in general.

  .  Potentially rapid price changes (volatility) of equity securities.

INVESTMENT PERFORMANCE RECORD(A)

The bar chart below shows the annual total return of Venture Value for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Venture Value to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Venture Value's returns. These returns do not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                                    [GRAPH]

                               1995         [39.0%]
                               1996         [25.5%]
                               1997         [33.2%]
                               1998         [14.1%]
                               1999         [17.2%]
                               2000         [    %]


[During the period shown above, the highest quarterly return was [21.20%] for the fourth quarter of 1998, and the lowest quarterly return was [-14.47%] for the third quarter of 1998.] Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                          LIFE OF THE SERIES
                          PAST ONE YEAR PAST FIVE YEARS   (OCTOBER 31, 1994)
                          ------------- --------------- -----------------------
Venture Value............     [  %]          [  %]               [  %]
S&P 500 Index............     [  %]          [  %]               [  %]
Lipper Variable Products                                Data only available for
 Growth Fund Average.....     [  %]          [  %]      full one-year periods



--------
(a) Returns shown are for the initial class of shares of the Series, which are not offered in this prospectus, that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance information shown is the performance of the initial class adjusted to reflect the expenses of the Class B shares.

                      HARRIS OAKMARK MID CAP VALUE SERIES

INVESTMENT OBJECTIVE

The investment objective of the Harris Oakmark Mid Cap Value Series ("Mid Cap Value") is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Harris Associates L.P. ("Harris") invests Mid Cap Value's assets primarily in common stocks of U.S. companies. Mid Cap Value is a "non-diversified fund," which means that it may hold at any one time securities of fewer issuers compared to a "diversified fund." Mid Cap Value could own as few as 12 securities, but generally will have 15 to 20 securities in its portfolio. Harris will normally invest at least 65% of Mid Cap Value's total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies considered to be midcap stocks by Morningstar, Inc. Harris may invest up to 25% of Mid Cap Value's total assets in fixed-income securities, including INVESTMENT GRADE securities and HIGH YIELD DEBT.

Harris uses a value investment style in selecting equity securities for Mid Cap Value. Harris believes that, over time, a company's stock price converges with its true business value. Harris believes that investing in equity securities priced significantly below what Harris believes is the true business value presents the best opportunity to achieve Mid Cap Value's investment objective.

PRINCIPAL INVESTMENT RISKS

Investing in Mid Cap Value involves risks. Mid Cap Value may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Mid Cap Value include:

  . A general decline in the U.S. stock markets or fixed-income securities markets.

  . Poor performance of individual stocks held by Mid Cap Value, of midcap stocks, or of value stocks in general.

  .  Potentially rapid price changes (volatility) of equity securities.

  . Poor performance of fixed-income securities held by Mid Cap Value, which may be due to interest rate risk or credit risk.

  . The risks associated with a "non-diversified" fund. If the stocks in which a "non-diversified" fund invests perform poorly, Mid Cap Value could incur greater losses than if it had invested in a larger number of stocks.



INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed- income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as HIGH YIELD DEBT (commonly known as "junk bonds"). High yield debt is typically riskier than investment grade securities.

INVESTMENT PERFORMANCE RECORD(A)

The bar chart below shows the annual total return of Mid Cap Value for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Mid Cap Value to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Mid Cap Value's returns. These returns do not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts. On May 1, 2000, Harris succeeded Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co., as subadviser to Mid Cap Value. On May 1, 1998, GSAM succeeded Loomis Sayles & Company, L.P. ("Loomis Sayles") as subadviser to Mid Cap Value. The performance information set forth below relates to the life of the Series and, therefore, reflects the management of GSAM and Loomis Sayles.

                                    [GRAPH]

                              1994           [-0.6%]
                              1995           [30.1%]
                              1996           [17.3%]
                              1997           [17.1%]
                              1998           [-5.8%]
                              1999           [ 0.6%]
                              2000           [    %]


[During the period shown above, the highest quarterly return was [20.42%] for the second quarter of 1999, and the lowest quarterly return was [-19.83%] for the third quarter of 1998.] Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                          LIFE OF THE SERIES
                          PAST ONE YEAR PAST FIVE YEARS    (APRIL 30, 1993)
                          ------------- --------------- -----------------------
Mid Cap Value............     [  %]          [  %]               [  %]
Russell Midcap Index.....     [  %]          [  %]               [  %]
Lipper Variable Products
 Midcap Fund Average.....     [  %]          [  %]      Data only available for
                                                        full one-year periods

--------
(a) Returns shown are for the initial class of shares of the Series, which are not offered in this prospectus, that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance information shown is the performance of the initial class adjusted to reflect the expenses of the Class B shares.

             SECTION III--ADDITIONAL INFORMATION ABOUT EACH SERIES

This Section discusses the principal investment strategies and risks of investing in each Series. However, each Series may invest in securities and engage in certain investment practices not discussed below or in the Summary. For more information about these securities, strategies and related risks, please see the Fund's Statement of Additional Information (the "SAI"). Please call the toll-free number listed on the back cover of the Prospectus to receive a free copy of the SAI.

INVESTMENT OBJECTIVES

The investment objective of each Series may be changed without shareholder approval.

TEMPORARY DEFENSIVE POSITIONS

Each Series may, for temporary defensive purposes, hold all or a substantial portion of its assets in cash or fixed-income investments. The types of securities in which a Series may invest include U.S. Government securities, investment grade fixed-income securities, money market instruments and REPURCHASE AGREEMENTS. No estimate can be made as to when or for how long a Series may employ a defensive strategy. Although a defensive strategy may help insulate a Series from a downturn in securities markets, it could prevent the Series from capturing the gains it would otherwise achieve if the Series did not employ a defensive strategy.

PORTFOLIO TURNOVER

Each Series may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Series may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

INVESTMENT PERCENTAGE REQUIREMENTS AND CAPITALIZATION

The Series have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. These percentage requirements and capitalization ranges apply at the time an investment is made; a change in the value of an investment after it is acquired is not treated as a violation of these policies or ranges.



REPURCHASE AGREEMENTS are agreements under which a Series purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Series at a later date. Repurchase agreements allow a Series to earn a return on available cash at relatively low credit risk.

                           DAVIS VENTURE VALUE SERIES

PRINCIPAL INVESTMENT STRATEGIES

Davis Selected invests Venture Value's assets primarily in U.S. common stocks of companies that have a market capitalization of at least $5 billion and that Davis Selected believes are of high quality and are selling at attractive prices. Davis Selected generally selects stocks with the intention of holding them for the long term. Davis Selected believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained.

 Stock selection

Davis Selected has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis Selected searches for companies that possess:

  .  Excellent management.

  .  Managers who own stock in their own company.

  .  Strong returns on investments of an issuer's capital.

  .  A lean expense structure.

  .  A dominant or growing market share in a growing market.

  .  A proven record as an acquirer.

  .  A strong balance sheet.

  .  Products or services that are not likely to become obsolete.

  .  Successful international operations.

  .  Innovation in all aspects of operations.

Davis Selected does not have particular allocation strategies, and emphasizes individual stock selection rather than industry sectors. Davis Selected relies heavily on its evaluation of the management of potential investments, and will ordinarily visit the managers at their place of business to gain insight into the relative value of different companies.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

PORTFOLIO MANAGEMENT

As of December 31, 2000, Davis Selected, together with its affiliated institutional asset management companies, managed approximately $[ ] billion in assets. Davis Selected's address is 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Selected may delegate to Davis Selected Advisers-NY, Inc. any of its responsibilities related to Venture Value. Davis Selected Advisers-NY, Inc. is a wholly owned subsidiary of Davis Selected and is located at 609 Fifth Avenue, New York, New York 10017.

Christopher C. Davis and Kenneth C. Feinberg are co-portfolio managers of Venture Value. Christopher Davis has been the portfolio manager for Venture Value and other equity funds managed by Davis Selected since February 1997. Christopher Davis was co-portfolio manager of Venture Value with Shelby M.C. Davis from October 1995 until February 1997. Prior to co-managing Venture Value's portfolio, Christopher Davis worked as Shelby Davis' assistant portfolio manager and research analyst. Mr. Feinberg has co-managed other equity funds for Davis Selected since May 1998 and became co-portfolio manager of Venture Value in April 1999. Mr. Feinberg was a research analyst at Davis Selected from December 1994 until May 1998, and before that he was an Assistant Vice President of Investor Relations for Continental Corp.

As [Chief Investment Officer], Shelby Davis provides investment themes and strategies to, and helps select individual stocks for, Venture Value.

[During the year ended December 31, 2000, Venture Value paid 0.75% of its average net assets in investment advisory fees.]

                      HARRIS OAKMARK MID CAP VALUE SERIES

PRINCIPAL INVESTMENT STRATEGIES

Harris invests Mid Cap Value's assets primarily in common stocks of U.S. companies. Mid Cap Value is a "non-diversified" fund, which means that it may hold at any one time securities of fewer issuers compared to a "diversified" fund. Mid Cap Value could own as few as 12 securities, but generally will have 15 to 20 securities in its portfolio. Harris will normally invest at least 65% of Mid Cap Value's total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies considered to be midcap by Morningstar, Inc. [As of January 31, 2001], this capitalization range was [$1.67 billion to $10.54 billion.] This capitalization range will change over time due to changes in the value of U.S. stocks. Harris may invest up to 25% of Mid Cap Value's total assets in fixed-income securities, including high-yield debt.

Harris uses a value investment style in selecting equity securities for Mid Cap Value. Harris believes that, over time, a company's stock price converges with its true business value. By "true business value," Harris means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris believes that by investing in equity securities priced significantly below what Harris believes is the true business value presents the best opportunity to achieve Mid Cap Value's investment objective.

Harris' value strategy also emphasizes investing for the long-term, which means that Mid Cap Value will generally own the stock of companies in which it invests for at least two to three years, although Harris may use short-term trading strategies as well.

 Stock Selection

Harris uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

In assessing such companies, Harris looks for the following characteristics, although not all of the companies selected will have these attributes:

  .  free cash flows and intelligent investment of excess cash.

  .  earnings that are growing and reasonably predictable.

  .  high level of manager ownership.

Harris focuses on individual companies in making its investment decisions rather than on specific economic factors or specific industries. In order to select those companies that meet the criteria described above, Harris uses in-house research to analyze each company. As part of this selection process, its analysts typically visit companies and talk to various industry sources.

The chief consideration in the selection of stocks is the size of the discount of a company's stock price compared to Harris' view of the company's true business value. Once Harris determines that a stock is selling at a significant discount (typically 60%) to Harris' view of its estimated worth, and the company has certain of the additional qualities mentioned above, Harris generally will consider buying that stock. Harris usually sells when the company's stock price approaches 90% of Harris' view of its estimated worth. This process allows Harris to set specific "buy" and "sell" targets for each stock held by Mid Cap Value. Harris also monitors Mid Cap Value's holdings, and, if warranted, adjusts a stock's price target to reflect changes in a company's characteristics.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization. The stocks of midcap companies involve potentially greater risks and higher volatility than those of larger companies. Midcap stocks do not always have as much growth potential as smaller capitalization stocks.

Non-Diversification. Investing in a limited number of stocks may increase the volatility of Mid Cap Value's investment performance as compared to funds that invest in a larger number of stocks. If the stocks in which Mid Cap Value invests perform poorly, Mid Cap Value could incur greater losses than if it had invested in a larger number of stocks.

 Fixed-income Securities

Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.



CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

INTEREST RATE RISK reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of higher interest rate. This additional payment is a PREMIUM.

LEVERAGE in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

 High Yield Debt

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of LEVERAGE. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

PAST PERFORMANCE OF SIMILARLY MANAGED FUNDS

The total returns shown below are based on performance data furnished by Harris for Class I shares of The Oakmark Select Fund, a mutual fund which has the same investment objective as that of Mid Cap Value and which has been managed using investment policies and strategies substantially similar, though not necessarily identical, to those of Mid Cap Value. The Oakmark Select Fund is managed by William C. Nygren, and Mid Cap Value is managed by William C. Nygren and Floyd J. Bellman. The following information does not represent Mid Cap Value's performance and should not be considered a prediction of future performance of Mid Cap Value. Mid Cap Value's performance may be higher or lower than the performance of The Oakmark Select Fund shown below. THE PERFORMANCE OF THE OAKMARK SELECT FUND SHOWN BELOW DOES NOT REFLECT ANY OF THE CHARGES ASSESSED AGAINST THE INSURANCE COMPANY SEPARATE ACCOUNTS OR VARIABLE LIFE INSURANCE OR VARIABLE ANNUITY PRODUCTS FOR WHICH MID CAP VALUE SERVES AS AN INVESTMENT VEHICLE. THESE CHARGES HAVE THE EFFECT OF LOWERING THE PERFORMANCE OF A VARIABLE INSURANCE PRODUCT.

                                                THE OAKMARK SELECT   RUSSELL
                                                  FUND--CLASS I    MIDCAP INDEX
                                                ------------------ ------------
Total Return for the Year Ended December 31,
 2000..........................................       [  %]           [  %]
Average Annual Total Return Since Inception of
 The Oakmark Select Fund (November 1, 1996)....       [  %]           [  %]

The Russell Midcap Index is an unmanaged index of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index represents the largest 1000 U.S. companies.

PORTFOLIO MANAGEMENT

Harris also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships. Together with a predecessor, Harris has advised and managed mutual funds since 1970. As of December 31, 2000, Harris manages approximately $[ ] billion in assets. Harris' address is Two North LaSalle Street, Chicago, Illinois 60602-3790.

William C. Nygren, CFA, Henry Berghoef, CFA and Floyd J. Bellman, CFA are Mid Cap Value's portfolio managers. Mr. Nygren joined Harris as an analyst in 1983, and was Harris' Director of Research from September 1990 to April 1998. Previously, he was an analyst with Northwestern Mutual Life Insurance Company. Mr. Berghoef has been a senior analyst at Harris since 1994. He was an analyst at Kirr, Marbach & Co. from 1990 to 1993 and an analyst at Geico Corporation from 1985 to 1990. Mr. Bellman joined Harris in 1995 and has over 19 years of investment experience. Prior to joining Harris, he was a Vice President and Senior Portfolio Manager at Harris Trust and Savings Bank.

[During the year ended December 31, 2000, Mid Cap Value paid 0.75% of its average net assets in investment advisory fees.]

                  SECTION IV--OTHER INFORMATION ABOUT THE FUND

INVESTMENT ADVISORY SERVICES

 All Series

NEIM was organized in 1994 by New England Financial to serve as the investment adviser of the Fund. NEIM is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Series pays NEIM an investment advisory fee. NEIM has contracted with subadvisers to make the day-to-day investment decisions for these Series and NEIM pays each subadviser's fees. NEIM is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees of the Fund relating to hiring and replacing subadvisers. NEIM also provides a full range of administrative and accounting services to these Series.

ADVISER/SUBADVISER RELATIONSHIP

The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits NEIM to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or NEIM, without obtaining shareholder approval. The Fund's Board of Trustees must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits the Fund to continue to employ an existing subadviser without shareholder approval after events that would otherwise cause an automatic termination of a subadvisory agreement (and the need for a shareholder vote). This continuation must be approved by the Board of Trustees. The Fund will notify shareholders of any subadviser changes and any other event of which notification is required under the order.

PURCHASE AND REDEMPTION OF SHARES

The Fund offers two classes of shares on behalf of Venture Value and Mid Cap Value, respectively, but only Class B shares of each series are offered through this prospectus. Both classes of shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for the Fund's Class B shares and entered into a related Distribution Agreement. Under the Distribution Agreement, the Class B shares of the Fund pay New England Securities Corporation, as distributor (the "Distributor") of the Fund, a fee to compensate the Distributor and certain other parties for promoting, selling, and servicing the Class B shares of a Series. These other parties may include the insurance companies (or their affiliates) that have established the Separate Accounts and other broker-dealers and financial intermediaries. The Distribution Agreement provides for an annual fee equal to 0.25% of the average daily net assets of the Class B shares of each Series. The Distributor has agreed to limit the distribution fee to 0.15% on an annual basis. These fees will increase the cost of investing over time and may cost more than other types of sales charges.

The Separate Accounts may purchase or redeem shares of a Series on each day that the New York Stock Exchange (the "NYSE") is open for business. The Fund sells and redeems shares of each class of each Series at the net asset value for that class calculated at the close of regular trading on the NYSE, ordinarily 4:00 p.m. Eastern time each day. These transactions are made on the same day that the purchase order or redemption request is received by the Fund from the Separate Accounts. No transactions occur on those days that the NYSE is closed for trading.

The Fund may suspend the right of redemption for any Series and may postpone payment for any period when the NYSE is closed for other than weekends or holidays. The Fund may also postpone payment when trading on the NYSE is restricted or during an emergency in which disposing of securities or fairly determining the value of net assets is impracticable. The Fund may also suspend redemption rights when the SEC permits such suspension for the protection of investors.

SHARE VALUATION AND PRICING

 Net Asset Value

Each Series determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The net asset value per share for each class of each Series is calculated by dividing the class's total net assets by its number of outstanding shares.

Because foreign exchanges are not always closed at the same time that the NYSE is closed, the price of securities primarily traded on foreign exchanges may increase or decrease when the NYSE is closed. Therefore, the net asset values of Series that hold these securities may change on days that Separate Accounts will not be able to purchase or redeem Fund shares.

 Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by any Series are valued at amortized cost. Other portfolio securities of each Series normally are valued at market value. On the rare occasions when no current market value is available for a portfolio security, the Fund's Board of Trustees is responsible for making a good faith determination of fair value, although the Board has delegated responsibility for day-to-day fair value calculations to NEIM or the subadvisers of the Series.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Currently, each Series annually pays as dividends substantially all net investment income (including any short-term capital gains). These Series also annually distribute all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Series may pay dividends from net investment income more or less often if the Fund's Board of Trustees deems it appropriate and if such change would not cause such Series to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Series to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Series must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Series so elects) of such year.

Dividends and distributions of each Series are automatically reinvested in additional shares of that Series.

TAXES

Each Series is a separate entity for federal income tax purposes and intends to qualify as a regulated investment company under the Internal Revenue Code. So long as a Series distributes all of its net investment income and net capital gains to its shareholders, the Series itself does not pay any federal income tax. Although each Series intends to operate so that it will have no federal income tax liability, if any such liability is incurred, the investment performance of such Series will be adversely affected. In addition, Series investing in foreign securities and currencies may be subject to foreign taxes. These taxes could reduce the investment performance of such Series.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Series in which such accounts invest, must meet certain diversification requirements. Each Series intends to comply with these requirements. If a Series does not meet such requirements, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable immediately to the holders of such contracts. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Series' financial performance for the six months ended June 30, 2000 and for the previous 5 years (or the life of the Series, for those Series that have not been in existence for 5 years). Certain information reflects financial results for a single share of the relevant Series. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 through December 31, 1999 has been audited by Deloitte & Touche, LLP, whose report for 1999, along with the Fund's financial statements, are included in the annual report which is available upon request. Prior to 1997, PricewaterhouseCoopers LLP acted as the Fund's independent accountants and provided reports which accompanied the financial statements for those periods.

All of the information in the table is for the initial class of shares of each Series because no Class B shares were outstanding during any of the periods covered by the table. However, all of the Series offered in this prospectus will be offering Class B shares in the future. The results for the Class B shares would be the same as those for the initial class, reduced by the Rule 12b-1 fee to which the Class B shares are subject. The Rule 12b-1 fee applicable to the Class B shares is at an annual rate of 0.25% (which the Distributor has agreed to reduce to 0.15%) of the average daily net assets of the class.

                           DAVIS VENTURE VALUE SERIES

                           SIX MONTHS
                              ENDED               YEAR ENDED DECEMBER 31,
                          JUNE 30, 2000 -----------------------------------------------
                           (UNAUDITED)    1999      1998      1997      1996     1995
                          ------------- --------  --------  --------  --------  -------
Net Asset Value,
 Beginning of Period....     [    ]     $  23.15  $  20.80  $  16.09  $  13.10  $  9.62
                             ------     --------  --------  --------  --------  -------
Income From Investment
 Operations
Net Investment Income...     [    ]         0.12      0.16      0.18      0.13     0.10
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     [    ]         3.93      2.84      5.20      3.26     3.68
                             ------     --------  --------  --------  --------  -------
    Total From
     Investment
     Operations.........     [    ]         4.05      3.00      5.38      3.39     3.78
                             ------     --------  --------  --------  --------  -------
Less Distributions
Distributions From Net
 Investment Income......     [    ]        (0.12)    (0.16)    (0.14)    (0.13)   (0.10)
Distributions From Net
 Realized Capital Gains.     [    ]        (0.32)    (0.49)    (0.53)    (0.27)   (0.20)
Distribution in Excess
 of Net Realized Capital
 Gain ..................     [    ]        (0.09)     0.00      0.00      0.00     0.00
                             ------     --------  --------  --------  --------  -------
    Total Distributions.     [    ]        (0.53)    (0.65)    (0.67)    (0.40)   (0.30)
                             ------     --------  --------  --------  --------  -------
Net Asset Value, End of
 Period.................     [    ]     $  26.67  $  23.15  $  20.80  $  16.09  $ 13.10
                             ======     ========  ========  ========  ========  =======
Total Return (%)........     [    ]         17.5      14.4      33.5      25.8     39.3
Ratio of Operating
 Expenses to Average Net
 Assets (%)(a)..........     [    ]         0.81      0.83      0.90      0.90     0.90
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     [    ]         0.55      0.82      0.94      1.25     1.39
Portfolio Turnover Rate
 (%)....................     [    ]           22        25        17        18       20
Net Assets, End of
 Period (000) ..........     [    ]     $655,599  $440,351  $280,448  $108,189  $35,045
The Ratios of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense agreement would
 have been (%)..........                     --        --       0.90      0.96     1.51

--------
(a) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes, or other extraordinary expenses) of the Series in excess of an annual expense limit of 0.90% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the 0.90% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred. This expense arrangement is no longer in effect.

                     HARRIS OAKMARK MID CAP VALUE SERIES(A)

                           SIX MONTHS
                              ENDED              YEAR ENDED DECEMBER 31,
                          JUNE 30, 2000 ----------------------------------------------
                           (UNAUDITED)    1999      1998      1997     1996     1995
                          ------------- --------  --------  --------  -------  -------
Net Asset Value,
 Beginning of Period....     [    ]     $ 122.85  $ 170.59  $ 157.88  $142.44  $112.77
                             ------     --------  --------  --------  -------  -------
Income From Investment
 Operations
Net Investment Income...     [    ]         1.36      1.09      0.00     0.11     0.42
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     [    ]        (0.97)   (11.41)    27.12    24.88    33.80
                             ------     --------  --------  --------  -------  -------
    Total From
     Investment
     Operations.........     [    ]         0.39    (10.32)    27.12    24.99    34.22
                             ------     --------  --------  --------  -------  -------
Less Distributions
Distributions From Net
 Investment Income......     [    ]        (1.36)    (1.09)     0.00    (0.13)   (0.40)
Distributions in Excess
 of net investment
 income.................     [    ]        (0.17)     0.00      0.00     0.00     0.00
Distributions From Net
 Realized Capital Gains.     [    ]         0.00    (36.08)   (14.41)   (9.42)   (4.15)
Distributions in Excess
 of Net Realized Capital
 Gains..................     [    ]         0.00     (0.25)     0.00     0.00     0.00
                             ------     --------  --------  --------  -------  -------
    Total Distributions.     [    ]        (1.53)   (37.42)   (14.41)   (9.55)   (4.55)
                             ------     --------  --------  --------  -------  -------
Net Asset Value, End of
 Period.................     [    ]     $ 121.71  $ 122.85  $ 170.59  $157.88  $142.44
                             ======     ========  ========  ========  =======  =======
Total Return (%)........     [    ]          0.3      (5.5)     17.4     17.6     30.4
Ratio of Operating
 Expenses to Average Net
 Assets (%)(b)..........     [    ]         0.88      0.88      0.85     0.85     0.85
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     [    ]         1.08      0.66     (0.16)    0.08     0.37
Portfolio Turnover Rate
 (%)....................     [    ]          119       171        49       65       58
Net Assets, End of
 Period (000)...........     [    ]     $109,280  $112,997  $114,617  $82,667  $48,832
The Ratios of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense agreement would
 have been (%)..........        --           --       0.90      0.86     0.92     1.06

--------
(a) On May 1, 2000, Harris succeeded GSAM as subadviser to the Series. On May 1, 1998, GSAM succeeded Loomis, Sayles & Company, L.P. as subadviser to the Series.
(b) Prior to May 1, 1998, NEIM voluntarily agreed to bear the operating expenses (other than the advisory fees; "operating expenses" does not include brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess on an annual basis of 0.15% of the Series' average daily net assets. Commencing May 1, 1998, NEIM voluntarily agreed to reduce its fees or to bear operating expenses of the Series in excess of an annual expense limit of 0.90% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total operating expenses in such subsequent year to exceed the 0.90% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                            NEW ENGLAND ZENITH FUND
               501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
                                (800) 356-5015

STATEMENT OF ADDITIONAL INFORMATION (SAI)

  The Fund's SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

SHAREHOLDER REPORTS

  The Fund's annual and semi-annual reports to shareholders contain additional information about each Series. The Fund's annual report discusses the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The financial statements in the Fund's most recent annual report to shareholders are incorporated by reference into the SAI.

TO OBTAIN COPIES OF THESE MATERIALS:

  You may obtain free copies of the SAI or annual or semi-annual reports, request other information about a Series, or make shareholder inquiries by calling toll free (800) 356-5015 or by writing to New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116.

  You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

  New England Zenith Fund's Investment Company Act file number is 811-3728.

Supplement dated February ____, 2000 to the Statement of Additional Information
            ("SAI") of the New England Zenith Fund dated May 1, 2000


Note: Defined terms used in this Supplement and not defined herein are used as they are defined in the SAI.

I. The following replaces the first paragraph of the section entitled "Distribution Agreement" on page 49 of the SAI:

     Under a Distribution Agreement with the Fund, New England Securities Corporation (the "Distributor"), a Massachusetts corporation, serves as the general distributor of shares of each class of each Series, which are sold at net asset value without any sales charge. The offering of each Series' shares is continuous. Shares are offered for sale only to certain insurance company separate accounts. The Distributor receives no compensation from the Fund or purchasers of the initial class shares for acting as distributor of such shares. The agreement does not obligate the Distributor to sell a specific number of shares. The Distributor is an indirect wholly owned subsidiary of NEF.

     The Distributor distributes the initial class for all Series of the Fund and Class B shares for the Davis Venture Value Series ("Venture Value") and the Harris Oakmark Mid Cap Value Series ("Mid Cap Value"). Pursuant to the Class B Distribution Plan (the "Plan"), the Fund compensates the Distributor from assets attributable to the Class B shares for services rendered and expenses borne in connection with activities primarily intended to result in the sales of Class B shares. The Fund anticipates that the amounts it pays to the Distributor will be used to compensate the Distributor, insurance companies and their affiliates, other financial intermediaries and third-party broker-dealers "(Intermediaries") for services such as those listed in (a) to (i) below.

     The Plan provides that the Fund, on behalf of each Series which issues Class B shares, may pay on an annual basis up to 0.50% of the average daily net assets of a Series attributable to the Class B shares for activities in connection with the distribution of the Class B shares. Under the Distribution Agreement, however, such payments are currently limited to 0.25% of the average daily net assets of the Series.

     The Plan is known as a "compensation plan" because the Fund makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. The Board of Trustees of the Fund will take into account the level of expenditures in connection with their annual consideration of whether to renew the Plan. The Distributor has indicated that it expects to use the Plan primarily to pay for the following types of distribution services:

     (a) compensation to and expenses of employees of the Distributor, including overhead and telephone expenses, who engage in the distribution of Class B shares;

     (b) printing and mailing of prospectuses, statements of additional information and reports for prospective purchasers of variable annuity or variable life insurance contracts ("Variable Contracts") investing indirectly in Class B shares of the Fund;

     (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts;

     (d) expenses relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund;

     (e) expenses of holding seminars and sales meetings designed to promote the distribution of Class B shares of the Fund;

     (f) expenses of obtaining information and providing explanations to Variable Contract owners regarding Fund investment objectives and policies and other information about the Fund and its Series, including the performance of the Series;

     (g) expenses of training sales personnel regarding the Fund;

     (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund; and

     (i) expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Fund Class B shares attributable to such accounts.

     The Board of Trustees, including the trustees who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees"), has determined, in the exercise of its reasonable business judgment, that the Plan is reasonably likely to benefit the Fund and its shareholders and has approved the Plan's adoption. The Fund anticipates that the Plan will enhance the sales of Class B shares and increase or help to maintain the assets of each Series, which over time, may allow the shareholders and Beneficial Owners to benefit from certain economies of scale with respect to fixed costs of the Series.

     The Plan and any related agreement that is entered into by the Fund in connection with the Plan will continue in effect for a period of more than one year only so long as the continuance is specifically approved at least annually by a vote of the majority of the Fund's Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the preparation of the Plan or in any agreements relating to the Plan ("Qualified Trustees") or, with respect to any class by a vote of the outstanding voting securities of that class, cast in person at a meeting called for the purpose of voting on the Plan or any such related agreement. Also, the Plan and any such related agreement may be terminated, with respect to any class, at any time by vote of a majority of the outstanding Class B shares of that Series or by vote of a majority of the Qualified Trustees. The Plan also provides that it may not be amended, with respect to any Series, to increase materially the amount that may be spent for distribution of the Class B shares of that Series without the approval of the Class B shares of that Series.

II. The following is added to the section entitled "Fund Performance" on page 36 of the SAI:

     Average annual total returns for Class B shares of Venture Value and Mid Cap Value for the following periods ended 12/31/99 are as follows:

     ------------------------------------------------------------------------
              Series          One year       Five years         Since
                                                            commencement
     ------------------------------------------------------------------------
           Venture Value         [%]            [%]              [%]
     ------------------------------------------------------------------------
           Mid Cap Value         [%]            [%]              [%]
     ------------------------------------------------------------------------


III. The following is added to the section entitled "Calculations of Yield and Total Return" under the subheading "Calculation of Total Return" on page 37 of the SAI:

     The SEC standardized total return for the Class B shares of each Series is the SEC standardized total of the initial class of that Series adjusted for the expenses allocable to the Class B shares. The Fund may also advertise, or provide to the Separate Accounts, other non-standardized Class B total returns of the same types the Fund advertises or provides with respect to the initial class. The Fund may also advertise or provide non-standardized total return for the Class B shares of a Series as of the date of inception of such Class B shares.


IV. The following replaces the first two sentences in the third paragraph of the section entitled "Description of the Fund" on page 52 of the SAI:

     The Declaration of Trust also permits the Trustees to establish one or more additional classes of shares of each Series consistent with Rule 18f-3 under the 1940 Act.


V. With respect to Venture Value and Mid Cap Value, all references in the SAI to Net Asset Value ("NAV") include separate NAVs for initial class shares and Class B shares of these Series.

VI. The following is added to the section entitled "Voting Rights" on page 53 of the SAI:

     The class B shareholders of each Series shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class' distribution or shareholder services arrangements and shall have separate voting rights on any matter in which the interests of one class differ from the interests of any other class.

VII. The following is added to the section entitled "Financial Statements" on page 55 of the SAI:

     The financial statements of the Fund included in the Fund's Semi-Annual Report dated June 30, 2000 are incorporated herein by reference.

     The Fund's Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

                            NEW ENGLAND ZENITH FUND
                            -----------------------

PART C.   OTHER INFORMATION
          -----------------

Item 23   Exhibits:
          --------
          a.

         *(1) Amended and Restated Agreement and Declaration of Trust dated October 30, 2000 ("Declaration of Trust")

          (2) Amendment No. 1 to Declaration of Trust dated February 1, 2001 to be filed by amendment.

                                                       Registration Nos. 2-83538
                                                                        811-3728


          b.

          (1) By-Laws, as amended, are incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998.

          (2) Amendment to By-Laws relating to Electronic Proxy Voting is incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998.

          c.   None.

          d.

          (1) Advisory Agreements by and between New England Investment Management, Inc. (formerly TNE Advisers, Inc.) ("NEIM") and the Fund, on behalf of each of its Loomis Sayles Small Cap, Alger Equity Growth, Davis Venture Value, Westpeak Growth and Income, Westpeak Stock Index, Back Bay Advisors Managed, Salomon Brothers Strategic Bond Opportunities, Back Bay Advisors Bond Income, Salomon Brothers U.S. Government, Back Bay Advisors Money Market and Morgan Stanley International Magnum Equity Series are incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 2-83538) filed on May 1, 1998 as Exhibits 5(a) as follows:

                   (i)      Loomis Sayles Small Cap Series
                   (ii)     Alger Equity Growth Series
                   (iii)    Davis Venture Value Series
                   (iv)     Westpeak Growth and Income Series
                   (v)      Westpeak Stock Index Series
                   (vii)    Back Bay Advisors Managed Series
                   (viii)   Salomon Brothers Strategic Bond Opportunities Series
                   (ix)     Back Bay Advisors Bond Income Series
                   (x)      Salomon Brothers U.S. Government Series
                   (xi)     Back Bay Advisors Money Market Series
                   (xii)    Morgan Stanley International Magnum Equity Series

          (2) Advisory Agreement between the Fund on behalf of its Harris Oakmark Mid Cap Value Series (formerly Goldman Sachs MidCap Value Series) and NEIM is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

          (3) Advisory Agreements by and between the Fund, on behalf of each of its MFS Investors Series and MFS Research Managers Series, and NEIM are incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

          (4) Advisory Agreement between the Fund, on behalf of its Capital Growth Series and Capital Growth Management Limited Partnership is incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998.

          (5) Amended and Restated Advisory Agreement between the Fund, on behalf of its Balanced Series (formerly Loomis Sayles Balanced Series) and NEIM is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

          (6) Subadvisory Agreements relating to the following Series of the Registrant, by and between NEIM and the subadvisers indicated in parentheses, are incorporated herein to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998 as Exhibits 5(b) as follows:

                (i) Loomis Sayles Small Cap Series (Loomis, Sayles & Company, L.P. ["Loomis Sayles"]
                (ii)   Alger Equity Growth Series (Fred Alger Management Inc.)
                (iii) Westpeak Growth and Income Series (Westpeak Investment Advisors, L.P.["Westpeak"])
                (iv)   Westpeak Stock Index Series (Westpeak)
                (v) Back Bay Advisors Managed Series (Back Bay Advisors, L.P. ["Back Bay Advisors"])
                (vi) Salomon Brothers Strategic Bond Opportunities Series (Salomon Brothers Asset Management Inc. [SBAM] and Salomon Brothers Asset Management Limited [SBAM Ltd].)
                (vii)  Back Bay Advisors Bond Income Series (Back Bay Advisors)
                (viii) Salomon Brothers U.S. Government Series (SBAM)
                (ix)   Back Bay Advisors Money Market Series (Back Bay Advisors)

        (7) Sub-Advisory Agreement for the Davis Venture Value Series by and among NEIM, Davis Selected Advisers, L.P. and Davis Selected Advisers - NY, Inc. to be filed by amendment.

        (8) Sub-Advisory Agreement for the Morgan Stanley International Magnum Equity Series by and between NEIM and Morgan Stanley Asset Management Inc. ("MSAM") is incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 2-83538) filed on February 11, 1999.

        (9) Sub-Advisory Agreements for the MFS Investors Series and the MFS Research Managers Series are incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

        (10) Sub-Advisory Agreement for the Harris Oakmark Mid Cap Value Series between NEIM and Harris Associates L.P. is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

        (11) Sub-Advisory Agreement for the Balanced Series between NEIM and Wellington Management Company, LLP is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

        e.

       *(1) Form of Distribution Agreement by and between New England Securities Corporation ("NES") and the Fund, dated as of February 1, 2000.

        f.   None.

        g.

        (1) Amended and Restated Custodian Contract among the Fund, New England Mutual Life Insurance Company ("The New England"), and State

               Street Bank and Trust Company ("State Street"), dated September 24, 1992, is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

          (2) Amendment No. 1, dated April 29, 1993, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Westpeak Growth and Income and Loomis Sayles Avanti Growth Series, is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

          (3) Amendment No. 2, dated April 29, 1994, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

          (4) Amendment No. 3, dated October 31, 1994, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to each of the Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Davis Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

          (5) Amendment No. 4, dated as of April 28, 1999, to the Amended and Restated Custodian Contract, among the Fund, NELICO and State Street relating to the applicability of the Custodian Contract to each of the MFS Investors Series and the MFS Research Managers Series, is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

          (6) Amendment, dated as of November 17, 1999, to Amended and Restated Custodian Agreement among the Fund, State Street and Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 2-83538) filed on March 2, 2000.

         *(7) Amendment, dated as of August 3, 2000, to Amended and Restated Custodian Agreement between the Fund and State Street.

          h.

          (1) Transfer Agency Agreement by and between the Fund and The New England is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

          (2) Amendment to Transfer Agency Agreement relating to the applicability of the Agreement to the Westpeak Growth and Income and the Loomis Sayles Avanti Growth Series (renamed Goldman Sachs Midcap Value Series) is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

          (3) Amendment to Transfer Agency Agreement relating to the applicability of the Agreement to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

          (4) Amendment to Transfer Agency Agreement relating to the applicability of the Agreement to each of the Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, Davis Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

          (5) Amendment to the Transfer Agency Agreement relating to the applicability of the Agreement to each of the MFS Investors Series and the MFS Research Managers Series, dated as of April 28, 1999, is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

          (6) Assignment and Assumption of Transfer Agency Agreement of the Fund between Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

          (7)  Amended and Restated Expense Agreement between the Fund and
               NEIM, dated as of May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

          (8) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 2-83538) filed on March 2, 2000.

         *(9) Participation Agreement Among the Fund, NEIM ("NES"), and New England Life Insurance Company.

        *(10) Participation Agreement Among the Fund, NEIM, NES and Metropolitan Life Insurance Company.

        *(11) Participation Agreement Among the Fund, NEIM, NES and General American Life Insurance Company.

         (12) Participation Agreement Among the Fund, NEIM, NES and Security First to be filed by Amendment.
      i.

          (1) Opinion and Consent of counsel relating to the Series dated April 25, 2000 is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

                                                       Registration Nos. 2-83538
                                                                        811-3728



          j.

          (1)  Consent of Deloitte & Touche, L.L.P. to be filed by amendment.


          (2)  Consent of PricewaterhouseCoopers LLP. to be filed by amendment.

          k.   None.

          l.   None.

         *m.
          (1)  Form of Class B Distribution Plan

                                                       Registration Nos. 2-83538
                                                                        811-3728



         *n.

          (1) Form of Plan Pursuant to Rule 18f-3(d) Under the Investment Company Act of 1940


          p. The following Codes of Ethics are incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000:

          (1) New England Zenith Fund Code of Ethics

          (2) New England Investment Management, Inc. Code of Ethics

          (3) Wellington Management Company, LLP Code of Ethics

          (4) Westpeak Investment Advisors, L.P. Code of Ethics

          (5) Morgan Stanley Dean Witter Investment Management Inc. Code of
              Ethics

          (6) Capital Growth Management Limited Partnership Code of Ethics

          (7) Fred Alger Management, Inc. Code of Ethics

          (8) Back Bay Advisors, L.P. Code of Ethics

          (9) Loomis Sayles and Company, L.P. Code of Ethics

         (10) Massachusetts Financial Services Company Code of Ethics

         (11) Salomon Brothers Asset Management Inc. Code of Ethics

         (12) Harris Associates L.P. Code of Ethics

         (13) Davis Selected Advisers, L.P. Code of Ethics

         (14) New England Securities Corporation Code of Ethics

        -------------
          *    Filed herewith

Item 24.     Persons Controlled by or Under Common Control with Registrant
             -------------------------------------------------------------

             None.

Item 25.  Indemnification
          ---------------

          See Article 4 of the Fund's By-Laws, as amended, filed as Exhibit 1 to Post-Effective Amendment No. 23 on Form N-1A (File No. 2-83538) which
          Exhibit is incorporated herein by reference. In addition, the Fund maintains a trustees and officers liability insurance policy with a maximum coverage of $15 million under which the Fund and its trustees and officers are named insureds.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Fund's By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit of proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and other Connections of Investment Adviser
          ----------------------------------------------------

               (a) New England Investment Management, Inc. ("NEIM"), which prior to May 1, 1999 had the name TNE Advisers, Inc., is the adviser of the Back Bay Advisors Money Market, Back Bay Advisers Bond Income, Back Bay Advisors Managed, Westpeak Growth and Income, Harris/Oakmark Midcap Value, Westpeak Stock Index, Loomis Sayles Small Cap, Balanced, MFS Investors, MFS Research Managers, Morgan Stanley International Magnum Equity, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, Davis Venture Value and the Alger Equity Growth Series and has entered into subadvisory agreements for these Series with Back Bay Advisors, Westpeak Investment Advisors, L.P., Harris Associates L.P., Loomis, Sayles & Company, L.P., Wellington Management Company, LLP, Massachusetts Financial Services Company, Morgan Stanley Dean Witter Investment Management Inc., Salomon Brothers Asset Management Inc. and Salomon Brothers Management Limited, Davis Selected Advisers, L.P. and Fred Alger Management, Inc., respectively. NEIM, a wholly-owned subsidiary of New England Life Insurance Company ("NELICO"), was organized in 1994 and oversees, evaluates and monitors the subadvisers' provision of investment advisory services to the Series and provides general management and administration to the Series.

                    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of NEIM during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by NEIM pursuant to the Investment Advisers Act of 1940, as amended
                    (SEC File No. 801-47459).

               (b) Capital Growth Management Limited Partnership, the adviser of the Capital Growth Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

                    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Capital Growth Management Limited Partnership ("CGM") during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935).


               (c) Back Bay Advisors, L.P., the subadviser of the Back Bay Advisors Money Market, Back Bay Advisors Bond Income Series and Back Bay Advisors Managed Series, is a wholly-owned subsidiary of Nvest Companies, L. P. ("Nvest Companies"). Its sole general partner is Back Bay Advisors, Inc.

                    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Back Bay Advisors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Back Bay Advisors pursuant to the Advisers Act (SEC File
                    No. 801-27694).

               (d) Westpeak Investment Advisors, L.P. ("Westpeak"), the subadviser of the Westpeak Growth and Income and Westpeak Stock Index Series, is a wholly-owned subsidiary of Nvest Companies. Its sole general partner is Westpeak Investment Advisors, Inc.


                    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Westpeak during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554).

               (e) Loomis Sayles & Company, L. P. ("Loomis Sayles"), the subadviser to the Loomis Sayles Small Cap, is a wholly-owned subsidiary of Nvest Companies. Its sole general partner is Loomis Sayles & Company, Inc.

                    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Loomis Sayles during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Loomis Sayles pursuant to the Advisers Act (SEC File No. 801-170).

               (f) Fred Alger Management, Inc., the subadviser of Alger Equity Growth Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

                    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Fred Alger Management pursuant to the Advisers Act (SEC File No. 801-06709).

               (g) Davis Selected Advisers, L.P., the subadviser of the Venture Value Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

                    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Davis Selected during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Fred Alger Management pursuant to the Advisers Act (SEC File No. 801-31648).

               (h) SBAM Subadviser to the Salomon Brothers U.S. Government Series and along with SBAM, Ltd., subadviser to the Salomon Brothers Strategic Bond Series, provides investment advise to a number of other registered investment companies and to other organizations.

                    The list required by this Item 26 of officers and directors of SBAM, SBAM Limited together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective Form ADV filed by SBAM and SBAM Limited, respectively, pursuant to the Advisers Act (SEC File Nos.801-32046 and 801-43335, respectively).

               (i) Morgan Stanley Dean Witter Investment Management,Inc. provides investment advice to a number of other registered investment companies and to other organizations.

                    The list required by Item 26 of the officers and directors of Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") together with information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MSDW pursuant to the Advisers Act (SEC File No. 801-15757).

               (j) MFS provides investment advice to a number of other registered investment companies and to other organizations.

                    The list required by Item 26 of the officers and directors of MFS together with information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D for Form ADV filed by MFS pursuant to the Advisers Act (SEC. File No. 801-17352).

               (k) Wellington Management Company, LLP ("Wellington"), the subadviser of the Balanced Series, provides investment advice to a number of other registered investment companies and to other organizations.

                    The list required by Item 26 of the officers and directors of Wellington together with information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Wellington pursuant to the Advisers Act (SEC File
                    No. 801-15908).

               (l) Harris Associates L.P. ("Harris"), the subadviser of the Harris Oakmark Mid Cap Value Series, is a wholly-owned subsidiary of Nvest Companies. Its sole general partner is Harris Associates, Inc.

                    The list required by Item 26 of the officers and directors of Harris together with information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Harris pursuant to the Advisers Act (SEC File
                    No. 801-50333).

Item 27.   Principal Underwriters
           ----------------------

               (a) New England Securities Corporation also serves as principal underwriter for:

                    New England Variable Life Separate Account
                    New England Variable Annuity Fund I
                    New England Retirement Investment Account
                    The New England Variable Account
                    New England Variable Annuity Separate Account

               (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

               (c)  Not applicable.

                                                                   Positions and
                              Positions and Offices                Offices with
        Name                  with Principal Underwriter           Registrant
        ----                  --------------------------           -------------
Thomas W. McConnell (2)       Chairman of the Board, President     None
                              and Chief Executive Officer

Mary M. Diggins (1)           Vice President, General Counsel,     None
                              Secretary and Clerk

Mark Greco (2)                Vice President and Chief             None
                              Operating Officer

Michael E. Toland (1)         Vice President, Chief Financial      None
                              Officer, Treasurer, Chief
                              Compliance Officer, Assistant
                              Secretary, and Assistant Clerk

Bradley Anderson (2)          Vice President                       None

Mitchell A. Karman (1)        Vice President                       None

Laura A. Hutner (2)           Vice President                       None

Robert F. Regan (3)           Vice President                       None

Jonathan M. Rozek (2)         Vice President                       None

Andrea Ruesch (2)             Vice President                       None

Joanne Logue (1)              Vice President                       None

Genevieve Martin (2)          Field Vice President                 None

Rebecca Kovatch (2)           Field Vice President                 None

John Peruzzi (2)              Assistant Vice President and         None
                              Controller

Steven J. Brash (4)           Assistant Treasurer                  None

Leo R. Brown (4)              Assistant Treasurer                  None

Ronald Mare (4)               Assistant Treasurer                  None

Gregory M. Harrison (4)       Assistant Treasurer                  None

--------------------
(1)  New England Financial, 501 Boylston Street, Boston, MA 02116
(2)  New England Financial, 399 Boylston Street, Boston, MA 02116
(3)  New England Financial, 500 Boylston Street, Boston, MA 02116
(4)  Metropolitan Life Insurance Company, One Madison Avenue, New York, NY 10010


Item 28.  Location of Accounts and Records
          --------------------------------

          The following companies maintain possession of the documents required by the specified rules:

          (a) Registrant
                  Rule 31a-1(a)(4)
                  Rule 31a-2(a)

          (b) State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts 02110

                  Rule 31a-1(a)
                  Rule 31a-1(b)(1), (2), (3), (5), (6),  (7), (8)
                  Rule 31a-2(a)

          (c) For the Back Bay Advisors Money Market Series, the Back Bay Advisors Bond Income Series and the Back Bay Advisors Managed
              Series:

                  Back Bay Advisors, L.P.
                  399 Boylston Street
                  Boston, Massachusetts 02116

                  Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                           31a-1(f)
                  Rule 31a-2(a); 31a-2(e)

              For the Westpeak Growth and Income and Westpeak Stock Index
              Series:

                  Westpeak Investment Advisors, L.P.
                  1011 Walnut St. Suite 400
                  Boulder, Colorado  80302

                  Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                          31a-1(f)
                  Rule 31a-2(a); 31a-2(e)

              For the Loomis Sayles Small Cap Series:

                  Loomis Sayles & Company, L.P.
                  One Financial Center
                  Boston, Massachusetts 02110

                       Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                                31a-1(f)
                       Rule 31a-2(a); 31a-2(e)

              For the Morgan Stanley International Magnum Equity Series:

                  Morgan Stanley Asset Management
                  1221 Avenue of the Americas
                  New York, New York 10021

                  Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                           31a-1(f)
                   Rule 31a-2(a); 31a-2(e)

              For the Salomon Brothers U. S. Government Series and the Salomon Brothers Strategic Bond Opportunities Series:

                  Salomon Brothers Asset Management Inc.
                  7 World Trade Center
                  New York, New York 10048

                  Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                           31a-1(f)
                  Rule 31a-2(a); 31a-2(e)

              For the Davis Venture Value Series:

                  Davis Selected Advisers, L.P.
                  124 East Marcy Street
                  Santa Fe, NM 87501

                  Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                           31a-1(f)
                  Rule 31a-2(a); 31a-2(e)

              For the Alger Equity Growth Series:

                  Fred Alger Management, Inc.
                  75 Maiden Lane
                  New York, New York 10038

                  Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                           31a-1(f)
                   Rule 31a-2(a); 31a-2(e)

              For the MFS Investors Series and the MFS Research Managers Series:

                  Massachusetts Financial Services Company
                  501 Boylston Street
                  Boston, Massachusetts  02116

                  Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                           31a-1(f)
                  Rule 31a-2(a); 31a-2(e)

              For the Capital Growth Series:

                  Capital Growth Management Limited Partnership
                  One Financial Center
                  Boston, Massachusetts  02111

                  Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                           31a-1(f)
                  Rule 31a-2(a); 31a-2(e)

              For the Balanced Series:

                  Wellington Management Company, LLP
                  75 State Street
                  Boston, Massachusetts 02109

                  Rule 31a-1(a); 31a-1(b)(9),(10),(11);
                           31a-1(f)
                  Rule 31a-2(a); 31a-2(e)

              For the Harris Oakmark Mid Cap Value Series:

                  Harris Associates L.P.
                  2 North LaSalle Street
                  Chicago, IL 60602

                  Rule 31a-1(a); 31a-1(b)(9),(10),(11);
                           31a-1(f)
                  Rule 31a-2(a); 31a-2(e)

          (d) New England Securities Corporation
              399 Boylston Street
              Boston, Massachusetts 02116

                  Rule 31a-1(d)
                  Rule 31a-2(c)



Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          (a) The Registrant undertakes to provide the Fund's annual report to any person who receives a Fund prospectus and who requests the annual report.

                                   ********

A copy of the Agreement and Declaration of Trust establishing New England Zenith Fund is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement is executed on behalf of the Fund by officers of the Fund as officers and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Fund.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Boston and the Commonwealth of Massachusetts on the 21st day of December, 2000.

New England Zenith Fund

By: /s/ ANNE GOGGIN
    ---------------------------
       Anne Goggin
       President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and as of the date indicated.


/s/ ANNE GOGGIN               Chief Executive Officer and  December 21, 2000
---------------------------   President
Anne Goggin


/s/ PETER DUFFY               Treasurer                    December 21, 2000
---------------------------   Principal Financial and
Peter Duffy                   Accounting Officer


JOHN J. ARENA*                Trustee                      December 21, 2000
---------------------------
John J. Arena


JOHN W. FLYNN*                Trustee                      December 21, 2000
---------------------------
John W. Flynn


NANCY HAWTHORNE*              Trustee                      December 21, 2000
---------------------------
Nancy Hawthorne

---------------------------


EDWARD A. BENJAMIN*           Trustee                      December 21, 2000
---------------------------
Edward A. Benjamin


JOHN T. LUDES*                Trustee                      December 21, 2000
---------------------------
John T. Ludes


DALE ROGERS MARSHALL*         Trustee                      December 21, 2000
---------------------------
Dale Rogers Marshall





                                     *By: /s/ THOMAS M. LENZ
                                     ------------------------------------------
                                     Thomas M. Lenz
                                     Attorney-in-Fact
                                     December 21, 2000

                                 EXHIBIT INDEX

               EXHIBIT
               NUMBER                     EXHIBIT
               -------                    -------

               (a)(1) Amended and Restated Agreement and Declaration of Trust dated October 30, 2000 ("Declaration of Trust")

               (e)(1) Form of Distribution Agreement by and between NES and the Fund

               (g)(7)  Amendment, dated as of August 3, 2000, to Amended and
                       Restated Custodian Agreement between the Fund and State
                       Street

               (h)(9)  Participation Agreement Among the Fund, NEIM, NES and
                       New England Life Insurance Company

               (h)(10) Participation Agreement Among the Fund, NEIM, NES and
                       Metropolitan Life Insurance Company

               (h)(11) Participation Agreement Among the Fund, NEIM, NES and
                       General American Life Insurance Company

               (m)(1)  Form of Class B Distribution Plan

               (n)(1)  Form of Plan Pursuant to Rule 18f-3(d) Under the
                       Investment Company Act of 1940